Segment Information (Details) (USD $)	0 Months Ended	11 Months Ended					2 Months Ended		1 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			11 Months Ended
	Jun. 03, 2013	Dec. 29, 2013	Dec. 29, 2013 North American Consumer Products [Member]	Dec. 29, 2013 Europe [Member]	Dec. 29, 2013 Asia Pacific [Member]	Dec. 29, 2013 U.S. Foodservice [Member]	Dec. 29, 2013 SOUTH AFRICA Cost of Goods, Total [Member]	Dec. 29, 2013 SOUTH AFRICA Selling, General and Administrative Expenses [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 23, 2012 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]		Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] Ketchup and Sauces [Member]	Apr. 28, 2013 Predecessor [Member] Ketchup and Sauces [Member]	Apr. 29, 2012 Predecessor [Member] Ketchup and Sauces [Member]	Apr. 27, 2011 Predecessor [Member] Ketchup and Sauces [Member]	Jun. 07, 2013 Predecessor [Member] Meals and Snacks [Member]	Apr. 28, 2013 Predecessor [Member] Meals and Snacks [Member]	Apr. 29, 2012 Predecessor [Member] Meals and Snacks [Member]	Apr. 27, 2011 Predecessor [Member] Meals and Snacks [Member]	Jun. 07, 2013 Predecessor [Member] Infant/Nutrition [Member]	Apr. 28, 2013 Predecessor [Member] Infant/Nutrition [Member]	Apr. 29, 2012 Predecessor [Member] Infant/Nutrition [Member]	Apr. 27, 2011 Predecessor [Member] Infant/Nutrition [Member]	Jun. 07, 2013 Predecessor [Member] Other Products [Member]	Apr. 28, 2013 Predecessor [Member] Other Products [Member]	Apr. 29, 2012 Predecessor [Member] Other Products [Member]	Apr. 27, 2011 Predecessor [Member] Other Products [Member]	Jun. 07, 2013 Predecessor [Member] Total North America [Member]	Apr. 28, 2013 Predecessor [Member] Total North America [Member]	Apr. 29, 2012 Predecessor [Member] Total North America [Member]	Apr. 27, 2011 Predecessor [Member] Total North America [Member]	Jun. 07, 2013 Predecessor [Member] North American Consumer Products [Member]	Apr. 28, 2013 Predecessor [Member] North American Consumer Products [Member]	Apr. 29, 2012 Predecessor [Member] North American Consumer Products [Member]	Apr. 27, 2011 Predecessor [Member] North American Consumer Products [Member]	Jun. 07, 2013 Predecessor [Member] Europe [Member]	Apr. 28, 2013 Predecessor [Member] Europe [Member]		Apr. 29, 2012 Predecessor [Member] Europe [Member]		Apr. 27, 2011 Predecessor [Member] Europe [Member]		Jun. 07, 2013 Predecessor [Member] Asia Pacific [Member]	Apr. 28, 2013 Predecessor [Member] Asia Pacific [Member]		Apr. 29, 2012 Predecessor [Member] Asia Pacific [Member]		Apr. 27, 2011 Predecessor [Member] Asia Pacific [Member]		Jun. 07, 2013 Predecessor [Member] U.S. Foodservice [Member]	Apr. 28, 2013 Predecessor [Member] U.S. Foodservice [Member]		Apr. 29, 2012 Predecessor [Member] U.S. Foodservice [Member]		Apr. 27, 2011 Predecessor [Member] U.S. Foodservice [Member]		Jun. 07, 2013 Predecessor [Member] Rest of World [Member]	Apr. 28, 2013 Predecessor [Member] Rest of World [Member]		Apr. 29, 2012 Predecessor [Member] Rest of World [Member]		Apr. 27, 2011 Predecessor [Member] Rest of World [Member]		Jun. 07, 2013 Predecessor [Member] Non-operating	Apr. 28, 2013 Predecessor [Member] Non-operating		Apr. 29, 2012 Predecessor [Member] Non-operating		Apr. 27, 2011 Predecessor [Member] Non-operating		Jun. 07, 2013 Predecessor [Member] Non-Operating [Member]		Apr. 28, 2013 Predecessor [Member] Non-Operating [Member]		Apr. 29, 2012 Predecessor [Member] Non-Operating [Member]		Apr. 27, 2011 Predecessor [Member] Non-Operating [Member]		Jun. 07, 2013 Predecessor [Member] United States [Member]	Apr. 28, 2013 Predecessor [Member] United States [Member]	Apr. 29, 2012 Predecessor [Member] United States [Member]	Apr. 27, 2011 Predecessor [Member] United States [Member]	Jun. 07, 2013 Predecessor [Member] United Kingdom [Member]	Apr. 28, 2013 Predecessor [Member] United Kingdom [Member]	Apr. 29, 2012 Predecessor [Member] United Kingdom [Member]	Apr. 27, 2011 Predecessor [Member] United Kingdom [Member]	Jun. 07, 2013 Predecessor [Member] Other Country [Member]	Apr. 28, 2013 Predecessor [Member] Other Country [Member]	Apr. 29, 2012 Predecessor [Member] Other Country [Member]	Apr. 27, 2011 Predecessor [Member] Other Country [Member]	Dec. 29, 2013 Successor [Member]		Dec. 29, 2013 Successor [Member] Selling, General and Administrative Expenses [Member]	Dec. 29, 2013 Successor [Member] Ketchup and Sauces [Member]	Dec. 29, 2013 Successor [Member] Meals and Snacks [Member]	Dec. 29, 2013 Successor [Member] Infant/Nutrition [Member]	Dec. 29, 2013 Successor [Member] Other Products [Member]	Dec. 29, 2013 Successor [Member] Total North America [Member]	Dec. 29, 2013 Successor [Member] North American Consumer Products [Member]	Dec. 29, 2013 Successor [Member] Europe [Member]		Dec. 29, 2013 Successor [Member] Asia Pacific [Member]		Dec. 29, 2013 Successor [Member] U.S. Foodservice [Member]		Dec. 29, 2013 Successor [Member] Rest of World [Member]		Dec. 29, 2013 Successor [Member] Non-operating		Dec. 29, 2013 Successor [Member] Non-Operating [Member]		Dec. 29, 2013 Successor [Member] United States [Member]	Dec. 29, 2013 Successor [Member] United Kingdom [Member]	Dec. 29, 2013 Successor [Member] Other Country [Member]
Segment Reporting Information [Line Items]
Inventory, Adjustments During the Period		$ 33,800,000	$ 139,800,000	$ 110,300,000	$ 89,600,000	$ 9,800,000	$ 3,500,000	$ 12,100,000
Reconciliation from Segment Totals to Consolidated
Net external sales									1,112,872,000	7,438,060,000		11,528,886,000		11,507,572,000	10,558,636,000	533,932,000	5,375,788,000	5,232,607,000	4,607,326,000	359,412,000	4,240,808,000	4,337,995,000	4,134,836,000	118,528,000	1,189,015,000	1,232,248,000	1,175,438,000	101,000,000	723,275,000	704,722,000	641,036,000					307,972,000	3,195,099,000	3,241,533,000	3,265,857,000	284,657,000	3,314,523,000		3,441,282,000		3,236,800,000		272,116,000	2,533,334,000		2,500,411,000		2,247,193,000		135,688,000	1,370,779,000		1,345,768,000		1,339,100,000		112,439,000	1,115,151,000		978,578,000		469,686,000																	371,253,000	3,857,247,000	3,885,057,000	3,916,988,000	130,741,000	1,597,755,000	1,611,177,000	1,506,607,000	610,878,000	6,073,884,000	6,011,338,000	5,135,041,000	6,239,562,000			3,081,347,000	2,185,831,000	624,359,000	348,025,000		1,669,924,000	1,829,607,000		1,328,488,000		772,598,000		638,945,000						2,072,049,000	859,512,000	3,308,001,000
Operating loss									27,783,000			1,661,651,000		1,502,307,000	1,687,638,000																					65,459,000	790,939,000	812,056,000	832,719,000	32,918,000 [1]	593,044,000	[1]	608,829,000	[1]	581,148,000	[1]	37,616,000 [1]	265,879,000	[1]	234,671,000	[1]	253,524,000	[1]	15,531,000 [1]	186,155,000	[1]	169,843,000	[1]	183,425,000	[1]	10,559,000 [1]	112,660,000	[1]	105,080,000	[1]	53,371,000	[1]	(16,070,000) [2]	(226,588,000)	[2]	(222,754,000)	[2]	(216,549,000)	[2]																					(7,974,000)								269,642,000	195,235,000	[1]	11,833,000	[1]	84,273,000	[1]	74,238,000	[1]	(74,827,000)	[2]
Fiscal 2013 Special Items																																																																											0	[3]	(15,624,000)	[3]	0	[3]	0	[3]																																0	[3]
Productivity initiatives											(6,000,000)																																																																(6,042,000)	[4]	0	[4]	(205,418,000)	[4]	0	[4]													(410,400,000)		(241,700,000)																	(410,430,000)	[4]
Merger related costs									(112,188,000) [5]			(44,814,000)	[5]																																																																																		(157,938,000)	[5]
Depreciation and Amortization Expenses									41,023,000			346,632,000		336,921,000	292,799,000																	16,162,000	126,859,000	131,023,000	121,480,000					9,976,000	98,806,000		98,384,000		91,222,000		7,311,000	62,233,000		59,796,000		49,802,000									2,520,000	22,836,000		19,290,000		6,324,000									5,054,000	[2]	35,898,000	[2]	28,428,000	[2]	23,971,000	[2]													309,053,000							153,402,000		62,044,000		41,009,000				11,256,000				41,342,000	[2]
Total assets												12,939,007,000		11,983,293,000																			3,289,900,000	3,394,387,000							5,129,880,000		4,158,349,000					2,670,376,000		2,544,332,000												1,123,407,000		1,145,696,000													725,444,000	[6]	740,529,000	[6]															38,972,348,000							14,486,939,000		11,673,072,000		4,039,589,000				1,336,733,000				7,436,015,000	[6]
Capital expenditures	88,700,000								120,154,000			399,098,000		418,734,000	335,646,000																	10,050,000	107,207,000	103,958,000	101,001,000					4,537,000	96,112,000		113,420,000		97,964,000		3,389,000	91,361,000		99,912,000		71,419,000									2,960,000	48,747,000		38,539,000		12,829,000									99,218,000	[2]	55,671,000	[2]	62,905,000	[2]	52,433,000	[2]													202,015,000							47,060,000		45,121,000		47,209,000				15,720,000				46,905,000	[2]
Long-Lived Assets												$ 6,953,521,000		$ 7,168,359,000																																																																						$ 2,383,136,000	$ 2,419,518,000			$ 1,133,086,000	$ 1,207,918,000			$ 3,437,299,000	$ 3,540,923,000		$ 32,223,099,000																					$ 16,280,596,000	$ 6,999,989,000	$ 8,942,514,000

[1]	The negative impact of the inventory step-up adjustment recorded in purchase accounting to operating income in the Successor period was $139.8 million for North American Consumer Products, $110.3 million for Europe, $89.6 million for Asia/Pacific, $33.8 million for U.S. Foodservice and $9.8 million for Rest of World.
[2]	Includes corporate overhead, intercompany eliminations and charges not directly attributable to operating segments.
[3]	During the fourth quarter of Fiscal 2013, the Company closed a factory in South Africa resulting in a $3.5 million in costs of products sold primarily related to asset write-downs. During the third quarter of Fiscal 2013, the Company renegotiated the terms of the Foodstar Holdings Pte earn-out that was due in 2014 resulting in a $12.1 million charge in SG&A. See Note 13 for further explanation.
[4]	See Note 7 for further details on restructuring and productivity initiatives.
[5]	See Note 4 for further details on Merger related costs
[6]	Includes identifiable assets not directly attributable to operating segments.